INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2022
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Schedule of number of operating partnerships

	2022	2021
Series 47	—	4
Series 48	1	2
Series 49	12	17

	13	23

Schedule of number of operating partnerships disposed	A summary of the dispositions by Series for March 31, 2022 is as follows:A summary of the dispositions by Series for March 31, 2021 is as follows:
Schedule of contributions are payable to operating limited partnerships

	2022	2021
Series 47	$—	$—
Series 48	—	—
Series 49	101	101

	$101	$101

Schedule of fund investments in the operating limited partnerships

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Total	Series 47	Series 48	Series 49
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$22,606,384	$—	$587,485	$22,018,899

Cumulative distributions from operating limited partnerships	(75,466)	—	(1,561)	(73,905)

Cumulative impairment loss in investments in operating limited partnerships	(13,255,787)	—	—	(13,255,787)

Cumulative losses from operating limited partnerships	(9,275,131)	—	(585,924)	(8,689,207)

Investments in operating limited partnerships per balance sheets	—	—	—	—

	Total	Series 47	Series 48	Series 49
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	(379,148)	—	—	(379,148)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,471,319)	—	(384,422)	(3,086,897)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285	—	—	331,285

Cumulative impairment loss in investments in operating limited partnerships	13,255,787	—	—	13,255,787

Other	(85,346)	—	(4,739)	(80,607)

Equity per operating limited partnerships’ combined financial statements	$9,651,259	$—	$(389,161)	$10,040,420

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Total	Series 47	Series 48	Series 49
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$48,344,537	$7,135,011	$2,970,934	$38,238,592

Cumulative distributions from operating limited partnerships	(266,608)	(28,500)	(18,606)	(219,502)

Cumulative impairment loss in investments in operating limited partnerships	(32,206,478)	(5,310,652)	(2,249,326)	(24,646,500)

Cumulative losses from operating limited partnerships	(15,871,451)	(1,795,859)	(703,002)	(13,372,590)

Investments in operating limited partnerships per balance sheets	—	—	—	—

	Total	Series 47	Series 48	Series 49
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	(384,817)	—	—	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,880,114)	(769,653)	(303,091)	(10,807,370)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	331,285	—	—	331,285

Cumulative impairment loss in investments in operating limited partnerships	32,206,478	5,310,652	2,249,326	24,646,500

Other	336,086	(89,809)	(79,803)	505,698

Equity per operating limited partnerships’ combined financial statements	$20,608,918	$4,451,190	$1,866,432	$14,291,296

Schedule of combined summarized balance sheets of the operating limited partnerships

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$27,339,376	$—	$1,014,434	$26,324,942
Land	2,161,940	—	105,000	2,056,940
Other assets	4,086,887	—	1,221,236	2,865,651

	$33,588,203	$—	$2,340,670	$31,247,533

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$17,137,174	$—	$1,365,763	$15,771,411
Accounts payable and accrued expenses	551,214	—	27,802	523,412
Other liabilities	2,449,956	—	1,397,826	1,052,130

	20,138,344	—	2,791,391	17,346,953
PARTNERS’ CAPITAL
BF Garden Tax Credit Fund V L.P.	9,651,259	—	(389,161)	10,040,420
Other partners	3,798,600	—	(61,560)	3,860,160

	13,449,859	—	(450,721)	13,900,580

	$33,588,203	$—	$2,340,670	$31,247,533

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$71,388,038	$14,164,825	$9,530,634	$47,692,579
Land	9,101,508	1,950,947	1,451,241	5,699,320
Other assets	8,097,265	1,278,528	737,279	6,081,458

	$88,586,811	$17,394,300	$11,719,154	$59,473,357

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$56,488,011	$11,382,001	$9,318,977	$35,787,033
Accounts payable and accrued expenses	1,427,922	516,869	238,650	672,403
Other liabilities	8,186,088	355,153	461,944	7,368,991

	66,102,021	12,254,023	10,019,571	43,828,427
PARTNERS’ CAPITAL
BF Garden Tax Credit
Fund V L.P.	20,608,918	4,451,190	1,866,432	14,291,296
Other partners	1,875,872	689,087	(166,849)	1,353,634

	22,484,790	5,140,277	1,699,583	15,644,930

	$88,586,811	$17,394,300	$11,719,154	$59,473,357

Schedule of summarized statement of operations in operating partnerships

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 in which Series 47 through Series 49 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$4,549,001	$—	$267,321	$4,281,680
Interest and other	141,793	—	6,614	135,179

	4,690,794	—	273,935	4,416,859

Expenses
Interest	476,374	—	35,019	441,355
Depreciation and amortization	1,307,863	—	56,085	1,251,778
Taxes and insurance	638,841	—	51,411	587,430
Repairs and maintenance	809,361	—	88,458	720,903
Operating expenses	1,952,740	—	122,101	1,830,639
Other expenses	21,222	—	2,200	19,022

	5,206,401	—	355,274	4,851,127

NET INCOME (LOSS)	$(515,607)	$—	$(81,339)	$(434,268)

Net income (loss) allocated to BF Garden Tax Credit Fund V L.P.	$(514,849)	$—	$(81,331)	$(433,518)

Net income (loss) allocated to other partners	$(758)	$—	$(8)	$(750)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 in which Series 47 through Series 49 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$14,035,217	$2,949,913	$2,227,118	$8,858,186
Interest and other	237,583	33,376	33,683	170,524

	14,272,800	2,983,289	2,260,801	9,028,710
Expenses
Interest	1,413,678	252,798	114,649	1,046,231
Depreciation and amortization	3,379,480	632,004	432,744	2,314,732
Taxes and insurance	1,833,431	380,908	250,778	1,201,745
Repairs and maintenance	2,339,154	531,343	417,052	1,390,759
Operating expenses	4,993,486	973,241	721,953	3,298,292
Other expenses	511,465	151,198	129,058	231,209

	14,470,694	2,921,492	2,066,234	9,482,968

NET INCOME (LOSS)	$(197,894)	$61,797	$194,567	$(454,258)

Net income (loss) allocated to BF Garden Tax Credit Fund V L.P.	$(776,438)	$(157,102)	$(29,526)	$(589,810)

Net income (loss) allocated to other partners	$578,544	$218,899	$224,093	$135,552